CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES:
Net loss	$ (61,167,000)	$ (71,837,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,313,000	29,467,000
Amortization of deferred financing costs and debt discount	618,000	856,000
Equity-based compensation	2,762,000	1,356,000
Provision for expected credit losses	498,000	17,000
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(1,461,000)	27,307,000
Other receivables	(2,091,000)	3,822,000
Parts and supplies inventories	(2,114,000)	595,000
Prepaid expenses and other	(265,000)	(276,000)
Other non-current assets	(49,000)	814,000
Operating lease liabilities, net	(504,000)	(378,000)
Accounts payable	14,158,000	(4,547,000)
Accrued expenses	(7,275,000)	(6,693,000)
Other current liabilities	(508,000)	(600,000)
Other non-current liabilities	132,000	882,000
Deferred revenue	(88,958,000)	9,852,000
Net cash used in operating activities	(118,911,000)	(9,363,000)
INVESTING ACTIVITIES:
Purchases of property and equipment	(4,780,000)	(3,174,000)
Acquisition of businesses, net of cash acquired	7,844,000	98,142,000
Capitalized software development costs	(5,732,000)	(3,045,000)
Net cash (used in) provided by investing activities	(2,668,000)	91,923,000
FINANCING ACTIVITIES:
Proceeds from long-term debt		755,000
Repayments of long-term debt	(29,250,000)	(20,247,000)
Payments of deferred offering costs	(1,426,000)
Repayment (issuance) of loans to employees	102,000	(45,000)
Net cash used in financing activities	(30,574,000)	(19,537,000)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(152,153,000)	63,023,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	324,876,000	96,440,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH END OF PERIOD	172,723,000	159,463,000
Delta Private Jets LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non Cash Consideration Issued For Business Acquisition		427,007,000
Non-cash consideration issued for business acquisition		427,007,000
Gama Aviation LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non Cash Consideration Issued For Business Acquisition		32,638,000
Non-cash consideration issued for business acquisition		$ 32,638,000
Mountain Aviation, LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash consideration issued for asset acquisition of Avianis Systems LLC	$ 30,172,000